CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Jan. 11, 2021
CURRENT ASSETS
Cash	$ 168,249		$ 687,581
Due from Related Party	68,591		68,591
Prepaid expenses and other assets	317,250		286,687
Total current assets	554,090		1,042,859
Prepaid expenses - non current	48,048		191,429
Marketable securities held in Trust Account	125,190,736		125,002,997
Total assets	125,792,874		126,237,285
CURRENT LIABILITIES
Accrued and other expenses	3,621,318
Accounts payable	81,513		583,331
Total current liabilities	3,702,831		583,331
Deferred underwriting fee payable	4,375,000		4,375,000
Total liabilities	8,077,831		4,958,331
COMMITMENTS AND CONTINGENCIES (Note 6)
REDEEMABLE ORDINARY SHARES
Carrying Amount	125,190,736		125,000,000
SHAREHOLDERS' DEFICIT
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Common stock, $0.0001 par value, 77,808,512 and 43,763,126 shares authorized, 6,317,897 and 6,297,398 outstanding at June 30, 2022 and December 31, 2021, respectively	318		318
Accumulated deficit	(7,476,011)		(3,721,364)
Total stockholders' deficit	(7,475,693)	$ (5,892,993)	(3,721,046)	$ 9,128	$ 13,367	$ 0
Total liabilities, mezzanine equity and stockholders' deficit	$ 125,792,874		$ 126,237,285